Discontinued Operations - Assets and Liabilities from Discontinued Operations (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Cash and cash equivalent	$ 0	$ 224
Restricted cash	0	84,250
Accounts receivable, net	3,489	9,186
Inventories	0	3,052
Other current assets	0	9,986
Vessels and other fixed assets, net	0	427,386
Deferred dry dock and special survey costs, net	0	23,467
Operating Lease assets	0	164,267
Goodwill	0	56,240
Intangible assets other than goodwill	0	44,015
Other non-current assets	0	35,689
Total assets of discontinued operations	3,489	857,762
Accounts payable	3,692	6,234
Accrued expenses and other liabilities	1,825	16,122
Deferred income and cash received in advance	0	5,448
Due to related parties, net	565	20,643
Operating lease liabilities, including current portion	0	189,828
Long-term debt, net, including current portion	0	113,641
Senior and ship mortgage notes, including current portion	0	455,393
Total liabilities of discontinued operations	$ 6,082	$ 807,309